Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Inventories, Net

7. Inventories, Net

Inventories, net consist of the following:

	As of December 31, 2024	As of December 31, 2023
Finished goods	$4,642,982	$5,417,958
Total	4,642,982	5,417,958
Less: valuation allowance	–	–
Inventories, net	$4,642,982	$5,417,958